Dreyfus Stock Funds

-        Dreyfus International Small Cap Fund

Incorporated herein by reference is the definitive version of the Prospectus for Dreyfus International Small Cap Fund, dated March 1, 2019 filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 26, 2019 (SEC Accession No. 0001199348-19-000019).